AETOS CAPITAL Investing in hedge funds involves substantial risks, including the risk of loss of invested capital. Hedge fund investments are typically made through investments in illiquid, unregulated investment funds that employ sophisticated investment techniques, often involving derivatives and leverage, in a wide range of financial instruments and markets. These investments entail a wide variety of risks, which remain substantial notwithstanding the risk management practices we employ in selecting and monitoring the funds in which we invest. Potential investors in hedge funds are urged to familiarize themselves with these risks before investing. Confidential Discussion Materials AETOS CAPITAL General Presentation

AETOS CAPITAL Section I Firm Overview Section II Investment Philosophy and Process Portfolio Construction and Monitoring Section III Aetos Capital Portfolio Appendix A Overview of the Aetos Capital Funds Appendix B Aetos Capital Fees and Terms Appendix C Biographies TABLE OF CONTENTS *

AETOS CAPITAL FIRM OVERVIEW Founded in 2001, Aetos Alternatives Management, LLC (“Aetos”) has focused since inception exclusively on providing alternative investment solutions for institutional clients Aetos has served as a Strategic Partner to large, sophisticated institutions starting with our first client in 2001 The senior investment team has worked together for over a decade and is responsible for our long-term track record. Each Partner has been with the firm since inception Aetos is independently-owned and managed by its founding Partners 1 As of September 30, 2015. * Client Type xxx Clients / $xxx Million AUM1 Implementation Strategy AUM Pie Chart by Client Type (Updated Quarterly) AUM Pie Chart by Account Type (Updated Quarterly) AUM Pie Chart by Strategy (Updated Quarterly)

AETOS CAPITAL INVESTMENT SOLUTIONS 1 Aetos is a registered investment advisor with SEC-registered 1940 Act investment vehicles. Such registration does not imply in any manner whatsoever that Aetos has been sponsored, recommended, or approved, or that its abilities or qualifications have in any respect been passed upon by the United States or any agency or any office thereof. You should consider the investment objectives, risks and charges and expenses of the Aetos Funds carefully before investing. The prospectus contains this and other information. Please call 212-201-2540 to request a prospectus and read it carefully before investing. 2 Information as of January 1, 2015, and excludes managers under redemption. Separate Accounts Customized portfolios offered through “fund of one” structure or direct investments in the client’s name including strategies such as: Multi-Strategy Single-Strategy / Specialty Aetos Capital Commingled Portfolios Multi-Strategy Commingled Accounts1 Long/Short Strategies Fund Multi-Strategy Arbitrage Fund Distressed Investment Strategies Fund Aetos Investment Solutions Aetos Portfolio Implementation Proprietary Implementation Favorable Fees and Terms Preferred Capacity Beneficial terms with xx% of managers2 Bespoke separate accounts Co-investments New/emerging funds Access to constrained managers Single-Strategy *

AETOS CAPITAL

ORGANIZATIONALOVERVIEW

Senior Investment Leadership[1]			
Name	**Function**	**Industry Experience**	**Aetos Experience**
Professional's Name	*Chief Investment Officer*	35 years	14 years
Professional's Name	*Chief Risk Officer*	30 years	14 years
Professional's Name	*Senior Portfolio Manager*	32 years	13 years
Professional's Name	*Portfolio Manager / Research*	14 years	11 years
Professional's Name	*Portfolio Manager / Research*	14 years	10 years
Professional's Name	*Director of Economic Research*	30 years	8 years
Professional's Name	*Chief Legal Officer*	29 years	14 years
Professional's Name	*Manager of Operational Due Diligence*	25 years	9 years

1 Individualsdenotedin green comprise Aetos' Investment Committee.

Investment Managementand Research

xx dedicatedprofessionals

- Fundamentaland macroeconomicresearch
  - Manager sourcingand due diligence
- Overxx hedge fundmanagermeetingsannually
- Portfolioconstructionand investmentrisk management

Operational,Business and LegalDue Diligence

xx dedicatedprofessionals

- Parallel processwith investmentdue diligence
- Distinctspecialistsin operations,legal, audit, counterpartyand valuationrisk
- Regularlyre-underwriteeach manager

Client Relationsand Business DevelopmentTeam

xx dedicatedprofessionals

Information Technology,Business Management,Administration

xx dedicatedprofessionals

Independent Boardof Directors

Aetos CapitalCommingledHedge Funds of Funds

5

AETOS CAPITAL COMPETITIVE EDGE AND EXPERIENCE Experience Fiduciary perspective and capital markets experience Best practices from leading institutions Broad and deep team of specialists focusing on investment research and operational due diligence Senior professionals average over 25 years of experience Expertise Specializing exclusively in alternative investment strategies for institutional clients Significant history of building hedge fund portfolios for institutions Emphasis on serving as an extension of staff Focus on knowledge transfer by providing transparency and staff training through joint manager meetings and onsite meetings Relationship-driven approach offering thoughtful research, market insights, tailored solutions and customized reporting Solution-driven culture with approximately xx% of assets under management in highly customized mandates Judgment Demonstrable record of success through a research driven process: Manager identification Tactical strategy allocation Portfolio construction and risk management Insightful and comprehensive monitoring Strong alignment of interest with clients *

AETOS CAPITAL Manager Evaluation and Selection Integrated Risk Management Fundamental and Macroeconomic Research Monitoring and Reporting Process Portfolio Construction Objective Approach We believe in partnering with our clients to provide tailored solutions across the spectrum of hedge fund strategies We are focused on the goal of preserving capital and maximizing alpha We build portfolios that possess a diversified set of factor exposures and seek to generate consistent and uncorrelated returns throughout market cycles We follow a disciplined and repeatable investment approach where risk management is integrated throughout We invest with fundamentally-oriented managers who provide portfolio transparency and access to principals We focus on a subset of institutional-quality managers with demonstrated skill, deep infrastructures, internal risk management controls, sustainable performance, and consistent risk profiles Investment Process Investment Philosophy INVESTMENT PHILOSOPHY AND PROCESS *

AETOS CAPITAL Multi- Strategy Global Growth Equity Markets Interest Rates Shape of Yield Curve Credit Spreads Volatility Macroeconomic Environment Liquidity-Driven Strategies Distressed Long-Bias Credit Short-Bias Credit Variable-Bias Credit Arbitrage Merger Arbitrage Convertible Arbitrage Statistical Arbitrage Event-Driven Arbitrage Capital Structure Arbitrage Fixed Income Arbitrage Relative Value Arbitrage Skill-Driven Strategies Long/Short Equity Short-Bias Equity Directional-Equity Market Neutral Sector Funds Quantitative Strategies Tactical Trading Global TAA Fundamental Macro Commodity Currency Systematic Macro CTAs We classify investment strategies, determine the key drivers of performance, develop forward-looking views, set risk and return expectations INVESTMENT STRATEGIES *

AETOS CAPITAL FUNDAMENTAL AND MACROECONOMIC RESEARCH Fundamental macroeconomic research combined with bottom-up manager-specific insights allows us to rotate exposures and strategy allocations throughout the capital markets cycle [Note sector rotations] 2009 – 2010 [Note sector rotations] 2011 2013 [Note sector rotations] [Note sector rotations] 2012 [Note sector rotations] 2007 Capital Markets Cycle Time *

AETOS CAPITAL MANAGER EVALUATION AND SELECTION PROCESS Conferences Databases Universe ~xx managers Evaluate ~xx managers Focus ~xx managers Invest ~xx managers Nearly three decades of collective hedge fund experience critical to discovering investment talent *

AETOS CAPITAL We work with each client to assess the objectives of their hedge fund program and construct customized portfolios from the bottom up by leveraging Aetos’ research and manager relationships and investing with managers capable of generating attractive risk adjusted returns while seeking to limit market exposure PORTFOLIO CONSTRUCTION Satellite Managers Focused managers by strategy, sector and/or geography Diversify and/or emphasize specific exposures Core Managers Diversified managers by strategy, sector and/or geography Designed to be flexible across market conditions Opportunistic Managers Niche, specialty managers and/or co-investment opportunities Tactical allocation targeting specific market opportunities Manager AUM Breakdown1 * 1 Information as of June 30, 2015 for Aetos’ flagship commingled portfolio. Manager AUM Pie Chart by Size (Updated Semi-Annually)

AETOS CAPITAL PORTFOLIO CONSTRUCTION TOOLS Risk, Return, Correlations and Co-Variance Matrices Forward Looking Return and Correlation Assumptions Optimizations Efficient Frontiers Investible Portfolio Investment Committee constructs portfolios that are diversified by manager, sub-strategy and strategy within a rigorous quantitative framework that incorporates forward looking assumptions * Image of Tool Image of Tool Image of Tool Image of Tool Image of Tool

AETOS CAPITAL Control Environment Pricing and Valuations Transparency and Reporting External Service Providers Systems & Disaster Recovery Trading, Settlement and Reconciliation Accounting and Audit Operational Risk Correlations Performance Attribution Liquidity Scenario Analysis and Stress Tests Strategy and Manager Diversification Exposure Profiles Quantitative Risk Value at Risk Factor Risks and Exposures - Equity - Fixed Income - Credit - Volatility - Liquidity - Concentrations - Derivatives - Leverage Strategy / Investment Risk Management Risk Quality of Franchise Alignment of Interests Organizational Stability Investment Discipline Integrity and Ethics Client Mix Legal Risk management is integrated in every step of the investment process. We evaluate risk in each of its four constituent parts and focus on the key variables in each INTEGRATED RISK MANAGEMENT *

AETOS CAPITAL RISK MANAGEMENT IMPLEMENTATION Aetos obtains insights, data and transparency from underlying hedge fund managers and custodians which are complemented by the utilization of a third party risk platform Aetos Risk Aggregation This transparency allows us to aggregate our client portfolio’s aggregate exposures, such as: Aetos Risk Systems *

AETOS CAPITAL Analysis and Monitoring ANALYSIS AND MONITORING Portfolio Level Forum: Investment Committee Focus: Evaluate portfolio return, volatility, Sharpe ratio, return distribution, allocation, exposures, drawdowns, etc. Market Environment Review Forum: Weekly Market Review Focus: Evaluate economic and market factors, volatilities, correlations, mean reversion and identify strategy drivers and outlook Continually evaluate the market environment, opportunity set and risk profile of each strategy and perform ongoing due diligence on individual managers Hedge Fund Level Forum: Monthly Portfolio Review Focus: Quantitative and qualitative analysis on manager positions and performance, exposures, organizational and operational stability Performance, Valuation and Pricing Confirmation Forum: Monthly Pricing Committee Focus: Report historical return, volatility, regression, peer group analyses for each manager and approve monthly net asset values *

AETOS CAPITAL As of October 1, 2015 Historical Sub-Strategy Allocations AETOS CAPITAL PORTFOLIO * 1 Allocations are subject to change over time. Strategy Allocations1 Historical Sub-Strategy Allocation Graph (Updated Monthly) Number of Managers = xx Number of Strategies = xx Median Position Size = x.x% Average Position Size = x.x% Aetos Capital Fund: xx% Aetos Capital Fund: xx% Aetos Capital Fund: xx% Strategy Allocation Pie (Updated Monthly)

AETOS CAPITAL As of 9/30/15: Gross Exposure: xx% Long: xx% Short: xx% Net Exposure: xx% Beta: Barclays Capital Aggregate Index Beta: MSCI ACWI (Net) Beta: S&P 500 Total Return Aetos Capital Portfolio x.xx x.xx x.xx Historical Exposures Betas: Since Inception (September 1, 2002) through September 30, 2015 (net of fees in US$ terms) AETOS CAPITAL PORTFOLIO * Historical Exposures Graph (Updated Quarterly)

AETOS CAPITAL Annualized Return as of 9/30/15: Aetos Capital Portfolio1 90-Day Treasury Bills Barclays Capital Agg. Index MSCI ACWI (Net) S&P 500 Total Return 1 Year x.xx% x.xx% x.xx% x.xx% x.xx% 3 Years x.xx% x.xx% x.xx% x.xx% x.xx% 5 Years x.xx% x.xx% x.xx% x.xx% x.xx% 7 Years x.xx% x.xx% x.xx% x.xx% x.xx% 10 Years x.xx% x.xx% x.xx% x.xx% x.xx% Since Inception (9/1/2002) x.xx% x.xx% x.xx% x.xx% x.xx% Since Inception (September 1, 2002) through September 30, 2015 (net of fees in US$ terms) Investment Performance AETOS CAPITAL PORTFOLIO * 1 Performance footnote. Historical Annual Performance Bar Chart (Updated Monthly) Historical Monthly Performance Table (Updated Monthly)

AETOS CAPITAL Underlying Manager List as of October 1, 20151 AETOS CAPITAL PORTFOLIO * 1 Subject to change over time. Excludes managers under redemption. Manager List Table (Updated Monthly)

AETOS CAPITAL AETOS CAPITAL FUND * Performance (net of fees in US$ terms)1 Sub-Strategy Allocation as of October 1, 2015 Number of Managers = xx Median Position Size = x.xx% Number of Sub-Strategies = xx Average Position Size = x.xx% 1 Performance footnote. As of 9/30/15: Aetos Capital Fund 90-Day Treasury Bills Barclays Capital Aggregate Index MSCI ACWI (Net) S&P 500 Total Return 1 Year Annualized Return x.xx% x.xx% x.xx% x.xx% x.xx% 3 Years Annualized Return x.xx% x.xx% x.xx% x.xx% x.xx% 5 Years Annualized Return x.xx% x.xx% x.xx% x.xx% x.xx% Since inception through 9/30/15: Average Annualized Return x.xx% x.xx% x.xx% x.xx% x.xx% Annualized Standard Deviation x.xx% x.xx% x.xx% x.xx% x.xx% Sharpe Ratio x.xx - x.Xx x.xx x.xx Largest Calendar Qtr. Drawdown x.xx% - x.xx% x.xx% x.xx% Beta: Barclays Capital Aggregate Index x.xx - - - - Beta: MSCI ACWI (Net) x.xx - - - - Beta: S&P 500 Total Return x.xx - - - - Sub-Strategy Allocation Pie Historical Monthly Performance Table

AETOS CAPITAL AETOS CAPITAL FEES AND TERMS FEES AND TERMS FEES AND TERMS Management Fee1 xx% Incentive Fee1 xx% of profits Hurdle Rate xx High Water Mark xx Contribution Frequency / Notice Period xx Lock-Up Period xx Redemption Frequency / Notice Period xx Minimum Investment $xx million Auditor xx Administrator xx * 1 Structure negotiable – flat fee available.

AETOS CAPITAL BIOGRAPHIES * Professionals’ Biographies

AETOS CAPITAL BIOGRAPHIES * Professionals’ Biographies

AETOS CAPITAL BIOGRAPHIES * Professionals’ Biographies

AETOS CAPITAL BIOGRAPHIES * Professionals’ Biographies

AETOS CAPITAL BIOGRAPHIES * Professionals’ Biographies

AETOS CAPITAL Index returns are obtained through Bloomberg, except that the 90-Day Treasury Bills return is obtained from the Federal Reserve website. Indices are not actively managed, do not reflect any deduction for fees, expenses or taxes, and investors cannot invest directly in an unmanaged index. The volatility, investment holdings and other characteristics of the indices presented may be materially different from the Aetos Capital Portfolios and Funds referenced. The indices shown have not been selected as appropriate benchmarks to compare to the performance of the fund; rather they are provided to allow for comparison of the Aetos Capital Portfolios’ and Funds’ performance to that of well-known and widely recognized indices. 90-Day Treasury Bills: 3-month Treasury bill secondary market rate provided by the Board of Governors of the Federal Reserve System. Barclays Capital Aggregate Index: Market capitalization weighted index that covers the USD-denominated, investment-grade (must be Baa3/BBB- or higher using the middle rating of Moody's Investor Service, Inc., Standard & Poor's, and Fitch Inc.), fixed-rate, and taxable areas of the bond market. This is the broadest measure of the taxable U.S. bond market, including most Treasury, agency, corporate, mortgage-backed, asset-backed, and international dollar-denominated issues, all with maturities of 1 year or more. MSCI ACWI (Net): Free float-adjusted market capitalization index designed to measure developed and emerging market equity performance. The MSCI ACWI is maintained by Morgan Stanley Capital International and consists of 46 country indexes comprising 23 developed and 23 emerging market country indexes. S&P 500 Total Return: Capital-weighted index that includes 500 stocks representing all major industries. Returns are denominated in USD and include dividends. The Index is a proxy of the performance of the broad US economy through changes in aggregate market value. IMPORTANT INFORMATION AND DISCLOSURES *